Transactions With Affiliates	12 Months Ended
Dec. 31, 2022
Transactions With Affiliates [Abstract]
Transactions With Affiliates

26. Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
Assets with affiliates:
Inter-company notes	$1,216	$1,474	Fixed maturity AFS securities
Ceded reinsurance contracts	(138)	(145)	Deferred acquisition costs, value of business
			acquired and deferred sales inducements
Accrued inter-company interest receivable	13	11	Accrued investment income
Ceded reinsurance contracts	2,156	1,910	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	1,162	4,499	Other assets
Cash management agreement	124	3,854	Other assets
Service agreement receivable	6	64	Other assets

Liabilities with affiliates:
Assumed reinsurance contracts	17	26	Future contract benefits
Assumed reinsurance contracts	361	364	Policyholder account balances
Ceded reinsurance contracts	(31)	(33)	Policyholder account balances
Inter-company short-term debt	562	1,084	Short-term debt
Inter-company long-term debt	2,269	2,334	Long-term debt
Ceded reinsurance contracts	2,907	5,631	Other liabilities
Accrued inter-company interest payable	15	4	Other liabilities
Service agreement payable	41	35	Other liabilities

Equity with affiliates:
Accumulated other comprehensive income – ceded	55	183	Accumulated other comprehensive
			income (loss)

The following summarizes transactions with affiliates (in millions) and the associated line item on the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(421)	$(468)	$(439)	Insurance premiums
Fees for management of general account	(140)	(138)	(140)	Net investment income
Net investment income on ceded funds	(161)	(113)	(119)	Net investment income
withheld treaties
Net investment income on inter-company notes	40	29	40	Net investment income
Realized gains (losses) on ceded reinsurance
contracts:
GLB reserves embedded derivatives	-	-	(30)	Realized gain (loss)
Other gains (losses)	631	94	(175)	Realized gain (loss)
Reinsurance-related settlements	(1,068)	1,626	193	Realized gain (loss)
Amortization of deferred gain (loss) on reinsurance
contracts	3	3	3	Amortization of deferred gain
				(loss) on business sold
				through reinsurance
Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded	(247)	(430)	(585)	Benefits
reinsurance
Interest credited on assumed reinsurance	47	48	45	Interest credited
contracts
Market risk benefit (gain) loss				Market risk benefit
on ceded reinsurance contracts	3,543	2,199	-	(gain) loss
Policyholder liability remeasurement (gain) loss				Policyholder liability remeasurement
on ceded reinsurance contracts	(321)	64	-	(gain) loss
Ceded reinsurance contracts	(26)	(7)	(1)	Commissions and other
				expenses
Service agreement payments (receipts)	(53)	(29)	(17)	Commissions and other
				expenses
Interest expense on inter-company debt	120	107	116	Interest and debt expense

Inter-Company Notes

LNC issues inter-company notes to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently 3% of our admitted assets as of December 31, 2022.

Service Agreements

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, account values, weighted policies in force and sales.

Ceded Reinsurance Contracts

As discussed in Note 8, we cede insurance contracts to LNBAR. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 6, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance: the reinsurer holds assets in trust for our potential benefit; we hold assets from the reinsurer, including funds withheld under reinsurance treaties; and/or we are the beneficiary of LOCs that are obtained by the affiliate reinsurer and issued by banks. As of December 31, 2022 and 2021, the LOCs of which we are the beneficiary aggregated to $1.5 billion and $1 million, respectively.